Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0000063908
Registrant Name	MCDONALDS CORP
Registration File Number	333-281501
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES